As filed with the Securities and Exchange Commission on November 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22228

PNMAC MORTGAGE OPPORTUNITY FUND, LP

27001 Agoura Rd., Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
27001 Agoura Rd., Suite 350, Calabasas, California 91301

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LP
Four Times Square
New York, New York 10036
(818) 224-7050

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
September 30, 2010 (Unaudited)
	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 107.7%
Mortgage Investments - 90.9%*
PNMAC Mortgage Co., LLC	$167,945,861	$190,493,289
PNMAC Mortgage Co Funding, LLC	217,700,844	199,856,076
PNMAC Mortgage Co. (FI), LLC	29,737,982	32,900,599
Total Mortgage Investments (Cost $415,384,687)	415,384,687	423,249,964

Mortgage-Backed Securities - 12.3%*
Countrywide Asset Backed Certificates, CWL 2005-11 AF6
5.05%, 02/25/36	2,787,926	2,421,314
Countrywide Asset Backed Certificates, CWL 2006-SD2 IAI
0.58%, 05/25/46	8,079,817	5,575,073
Ellington Loan Acquisition Trust, ELAT 2007-1 A2A1
1.23%, 05/26/37	1,122,034	1,021,051
Vericrest Opportunity Loan Transferee, VOLT 2009-PLIA A
6.00%, 08/25/50**	49,103,597	47,998,766
Total Mortgage-Backed Securities (Cost $54,465,254)	61,093,374	57,016,204

Short-Term Investments - 4.5%*
Black Rock Liquidity Fund - TempFund Institutional Shares	20,320,536	20,320,536
Bank of America Collateral Account	740,994	740,994
Total Short-Term Investments (Cost $21,061,530)	21,061,530	21,061,530

TOTAL INVESTMENTS - 107.7%* (Cost $490,911,471)		501,327,698

LIABILITIES - (7.2%)*
Securities Sold Under Agreements to Repurchase - (7.2%)*
Agreement with Bank of America, Libor +1.50% (Eligible assets are pledged as collateral)		(33,295,000)
Total Securities Sold Under Agreements to Repurchase		(33,295,000)

Liabilities in Excess of Other Assets - (0.5%)*		(2,321,585)
TOTAL PARTNERS' CAPITAL - 100%*		$465,711,113

* Percentages are stated as a percent of partners' capital.
** All or a portion of these securities are pledged under repurchase agreements.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows:
Cost of investments	$490,911,471
Gross unrealized appreciation	28,422,872
Gross unrealized depreciation	(18,006,645)
Net unrealized appreciation	$10,416,227

PNMAC Mortgage Opportunity Fund, LP

FAS 157 - Summary of Fair Value Exposure at September 30, 2010.

The Master Fund carries its investments at fair value.  The Master Fund applies the hierarchy described in the Fair Value Measurements and Disclosures topic of the Codification, which prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active market for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.  Each financial instrument's level assignment within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurements for that particular instrument.

The three levels of the hierarchy are described below:

Level 1 - Quoted prices in active market for identical securities.

Level 2 - Prices determined using other significant observable inputs.  Observable inputs are inputs that other market participants would use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayments speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Master Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may also result in transfer in or out of an investment's assigned level within the hierarchy.  The level assigned to an asset valuation may not be an indication of the risk associated with investing in the asset in the accompanying financial statements.

Following is a summary of financial statement items that are measured at estimated fair value on a recurring basis as of September 30, 2010:

Description	Total	Level 1	Level 2	Level 3
Short-term Investments	$21,061,530	$21,061,530	$-	$-
Mortgage-Backed Securities	57,016,204	-	-	57,016,204
Mortgage Investments	423,249,964	-	-	423,249,964
Total Investments	$501,327,698	$21,061,530	$-	$480,266,168

As of September 30, 2010, there were no significant transfers between Level 1 and Level 2.

Following is a summary of changes in Statement of Assets and Liabilities line items measured using Level 3 inputs:

		Mortgage-Backed
	Mortgage Investments	Securities	Total
Balance as of 12/31/09	$130,163,252	$157,451,565	$287,614,817
Accrued discounts/premiums	-	7,932,140	7,932,140
Realized gain (loss)	-	28,902,897	28,902,897
Change in unrealized appreciation (depreciation)	27,275,960	(1,588,682)	25,687,278
Net purchases, sales and paydowns	265,810,752	(135,681,716)	130,129,036
Balance as of 09/30/10	$423,249,964	$57,016,204	$480,266,168

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity, LP

By /s/ Stanford L. Kurland
            Stanford L. Kurland, CEO

Date    11/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stanford L. Kurland
            Stanford L. Kurland, CEO

Date    11/23/10
By  /s/ Anne McCallion
     Anne McCallion, CFO

Date    11/23/10